UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

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1. Name and address of issuer:
                                  Access One Trust
                                  7501 Wisconsin Avenue, Suite 1000
                                  Bethesda, Maryland 20814

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                       []

Access High Yield Fund
Access Money Market Fund
Access Flex Bear High Yield Fund
Access Flex High Yield Fund

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3. Investment Company Act File Number:                  811-21634

   Securities Act File Number:                          333-119022

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4(a). Last day of the fiscal year for which this Form is filed:

                                October 31, 2006

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

         (i)    Aggregate sale price of
                securities sold during the
                fiscal year pursuant to
                section 24(f):                                    $1,010,402,921
                                                                  --------------

         (ii)   Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                 $1,106,404,660
                                                 --------------

         (iii)  Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used
                to reduce registration fees
                payable to the Commission:                   $0
                                                 --------------

         (iv)   Total available redemption
                credits [add items 5(ii)
                and 5(iii)]:                                     -$1,106,404,660
                                                                  --------------

         (v)    Net sales - If item 5(i) is
                greater than item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                                                   $0
                                                                  --------------

         -----------------------------------------------------------------------
         (vi)   Redemption credits available
                for use in future years - if
                Item 5(i) is less than
                Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:        -$96,001,739
                                                    -----------
         -----------------------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee
                (See Instruction C.9):                           x     0.0001070
                                                                  --------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):                              $0.00
                                                                  --------------

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6.    Prepaid shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- If this Form is being filed more than 90
      days after the end of the issuers fiscal year
      (see Instruction D):                                                    $0
                                                                  --------------

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8.    Total of amount of the registration fee due plus any
      interest due [Line 5(viii) plus line 7]:                             $0.00
                                                                  ==============

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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         --------------

         Method of Delivery:
                                      [   ] Wire Transfer
                                      [   ] Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*                  /s/ Troy A. Sheets
                                                 -------------------------------

                                                 Troy A. Sheets, Treasurer
                                                 -------------------------------

      Date                  01/23/07
      ------------------------------

         * Please print the name and title of the signing officer below the signature.

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